14. Loans, Debentures, and Finance Leases (Details 4) R$ in Thousands	12 Months Ended
Dec. 31, 2017 BRL (R$)
SummaryOfLoansLineItems [Line Items]
Loan maturity, Banco de Brasil	R$ 2,794,272
Debentures	5,589,649
January 2018
SummaryOfLoansLineItems [Line Items]
Loan maturity, Banco de Brasil	172,798
April 2018
SummaryOfLoansLineItems [Line Items]
Loan maturity, Banco de Brasil	100,571
February 2019
SummaryOfLoansLineItems [Line Items]
Loan maturity, Banco de Brasil	168,392
May 2019
SummaryOfLoansLineItems [Line Items]
Loan maturity, Banco de Brasil	1,338,979
May 2020
SummaryOfLoansLineItems [Line Items]
Loan maturity, Banco de Brasil	337,844
May 2021
SummaryOfLoansLineItems [Line Items]
Loan maturity, Banco de Brasil	337,844
May 2022
SummaryOfLoansLineItems [Line Items]
Loan maturity, Banco de Brasil	337,844
March 2018
SummaryOfLoansLineItems [Line Items]
Debentures	817,654
December 2018
SummaryOfLoansLineItems [Line Items]
Debentures	801,026
May 2021
SummaryOfLoansLineItems [Line Items]
Debentures	499,012
April 2022
SummaryOfLoansLineItems [Line Items]
Debentures	656,009
July 2022
SummaryOfLoansLineItems [Line Items]
Debentures	1,536,704
October 2022
SummaryOfLoansLineItems [Line Items]
Debentures	724,841
April 2024
SummaryOfLoansLineItems [Line Items]
Debentures	350,873
October 2024
SummaryOfLoansLineItems [Line Items]
Debentures	R$ 203,530